Acquisition - Narrative (Details) $ / shares in Units, $ in Thousands		2 Months Ended	12 Months Ended
	Nov. 11, 2021 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Nov. 11, 2021	Nov. 11, 2021 shares	Nov. 11, 2021 CAD ($)	Nov. 11, 2021 $ / shares
Disclosure of detailed information about business combination [line items]
Goodwill		$ 64,268	$ 64,268	$ 40,277
Revenue			104,505	103,877
Net loss			(114,233)	(51,377)
Acquisition related costs			$ 2,115	$ 0
Arcola Energy Limited
Disclosure of detailed information about business combination [line items]
Revenue		138
Net loss		$ 1,114
Arcola Energy Limited
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired					100.00%
Total purchase consideration	$ 39,197
Shares issued		0	0			337,353	337,353
Equity total value	6,000
Cash paid	$ 7,157
Vesting period	2 years
Performance milestones, term	3 years
Cash and debt paid on closing	$ 7,477
Share price at fair value (usd per share) | $ / shares								$ 18.30
Equity value, discounted	4,851
Contingent cash consideration	26,258
Working capital adjustment	611
Intangible assets	17,279
Deferred tax liabilities recognised as of acquisition date	3,878
Intangible assets, tax basis	1,768
Goodwill	23,991	$ 23,991	$ 23,991
Identifiable assets acquired (liabilities assumed)	39,197
Acquisition related costs			$ 1,170
Arcola Energy Limited | Technology
Disclosure of detailed information about business combination [line items]
Technology-based intangible assets recognised as of acquisition date	15,976
Arcola Energy Limited | Technology | Multi-period excess earnings method
Disclosure of detailed information about business combination [line items]
Technology-based intangible assets recognised as of acquisition date	15,976
Arcola Energy Limited | Customer-related intangible assets [member]
Disclosure of detailed information about business combination [line items]
Customer-related intangible assets recognised as of acquisition date	1,048
Arcola Energy Limited | Customer-related intangible assets [member] | Multi-period excess earnings method
Disclosure of detailed information about business combination [line items]
Customer-related intangible assets recognised as of acquisition date	1,048
Arcola Energy Limited | Non-compete agreements
Disclosure of detailed information about business combination [line items]
Customer-related intangible assets recognised as of acquisition date	255
Arcola Energy Limited | Top of range
Disclosure of detailed information about business combination [line items]
Total purchase consideration	40,000
Equity total value	34,000
Contingent consideration recognised as of acquisition date	$ 27,000